Convertible Preferred Shares - Issuances of convertible preferred shares (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares
Convertible Preferred Shares
Conversion ratio for each Convertible Preferred Share into each Ordinary Share	1	1
Series A1 convertible preferred shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.0093	$ 0.0093
Number of Shares	71,849,380	71,849,380
Series A2 convertible preferred shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.0336	$ 0.0336
Number of Shares	238,419,800	238,419,800
Series B1 convertible preferred shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.1576	$ 0.1576
Number of Shares	211,588,720	211,588,720
Series B2 convertible preferred shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.1576	$ 0.1576
Number of Shares	27,781,280	27,781,280
Series B3 convertible preferred shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.1576	$ 0.1576
Number of Shares	145,978,540	145,978,540
Series B4 Convertible Preferred Shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.1710	$ 0.1710
Number of Shares	292,414,780	292,414,780
Series C1 convertible preferred shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.3545	$ 0.3545
Number of Shares	56,430,180	56,430,180
C2 Convertible Preferred Shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.3985	$ 0.3985
Number of Shares	238,260,780	238,260,780
Series C3 convertible preferred shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 0.4139	$ 0.4139
Number of Shares	241,604,260	241,604,260
Series D Convertible Preferred Shares
Convertible Preferred Shares
Original Issuance Price per Share | $ / shares	$ 2.4832	$ 2.4832
Number of Shares	551,174,340	551,174,340
Stock split ratio of Convertible Preferred Shares	0.05
Conversion of stock, shares issued		0